CONSOLIDATED STATEMENTS OF CASH FLOWS UNAUDITED (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Fiscal Year End Date	--12-31
Net income (loss)	$ (43,432)	$ 194,874	$ 86,924
Loss from discontinued operations	128,324	(22,931)	55,855
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation expense	56,013	49,048	43,735
Amortization expense	76,947	79,489	81,919
Write off of Deferred Debt Issuance Cost	4,784	12,466	6,012
Debt redemption tender premium	0	0	(19,582)
Disposition of business	39,245	0	0
Losses on Extinguishment of Debt	51,496	35,092	0
Deferred Income Tax Expense (Benefit)	61,932	95,327	65,078
Changes in assets and liabilities, net of effects from acquisition and divestiture of businesses:
Accounts receivable and unbilled receivables, net of provision for doubtful accounts	77,441	74,220	101,621
Inventories	(138,028)	38,066	2,731
Other current and noncurrent assets	65,138	44,017	138,112
Accounts payable	(11,649)	(70,531)	28,580
Accrued employee compensation	(19,856)	12,895	1,647
Current and noncurrent liabilities	131,159	(7,403)	(46,484)
Net cash flows from operating activities of continuing operations	479,514	534,629	546,148
Net cash flows from operating activities of discontinued operations	(12,454)	9,855	3,874
Net cash flows from operating activities	467,060	544,484	550,022
Cash flows from investing activities:
Acquisition of businesses, net of cash received	(3,895)	(34,873)	(101,933)
Divestiture of business, net	11,658	19,207	13,099
Capital expenditures	(95,015)	(96,924)	(60,717)
Payments to Acquire Marketable Securities	(365)	(25,018)	0
Benefit Plan Termination and Other Related Costs	1,061	1,326	(275)
Other	0	(56)	(2,874)
Net cash flows used in investing activities of continuing operations	(86,556)	(136,338)	(152,700)
Net cash flows used in investing activities of discontinued operations	(1,007)	(2,996)	(2,711)
Net cash flows used in investing activities	(87,563)	(139,334)	(155,411)
Cash flows from financing activities:
Payments on Term A loan	(21,250)	(24,688)	(5,625)
Proceeds from long term borrowings and obligations	0	425,000	600,000
Payments on long-term borrowings and obligations	(192,322)	(453,573)	(776,996)
Option indexed to issuers equity cash paid	0	(48,126)	0
Fees paid for financing arrangements	(5,660)	(7,566)	(13,780)
Increase (decrease) in cash overdraft balance	473	(14,927)	11,674
Payments for Omnicare common stock repurchase (Note 2)	(220,971)	(388,968)	(140,127)
Proceeds (payments) for stock awards and exercise of stock options, net of stock tendered in payment	15,819	24,951	30,712
Dividends paid	(62,928)	(45,214)	(17,217)
Other	5,262	1,912	3,140
Net cash flows used in financing activities	(477,709)	(531,199)	(308,832)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(481,577)	(531,199)	(308,219)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	3,868	0	(613)
Net increase (decrease) in cash and cash equivalents	(98,212)	(126,049)	85,779
Less increase in cash and cash equivalents of discontinued operations	(9,593)	6,859	550
Increase (decrease) in cash and cash equivalents of continuing operations	(88,619)	(132,908)	85,229
Cash and cash equivalents at beginning of period	444,620	577,528	492,299
Cash and cash equivalents at end of period	$ 356,001	$ 444,620	$ 577,528